Stock-based Compensation - 2023 Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for issuance (in shares)					1,500,000
Grant date fair value (in dollars per share)					$ 1.79
Unrecognized compensation expense	$ 7,938		$ 7,938		$ 7,839
2023 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Merger, net of redemptions and transaction costs (in shares)	0	0	0	0	4,800,000	0
Number of shares reserved for issuance (in shares)	6,000,000		6,000,000		6,000,000
Plan effective period	10 years		10 years		10 years
Number of shares available for grant (in shares)	1,200,000		1,200,000		1,200,000